Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories
6. Inventories

Accounting policy

Inventories are stated at the lower of cost and net realizable value, and estimates of net realizable value are based on the average selling prices at the end of the reporting period, net of applicable direct selling expenses. The costs are measured using the weighted average cost and include the costs of acquisition and processing directly and indirectly related to the units produced based on the normal capacity of production.

At the reporting date, the net realizable value of inventories is assessed and subsequent events related to price and cost fluctuations are considered, if relevant, and a provision for losses on obsolete or slow-moving inventories may be recognized. Write-offs and reversals are recognized as "Cost of goods sold and services rendered". This classification is made by Management with the support of the industrial and operations teams.

	12/31/2024	12/31/2023
Fuels, lubricants and greases	3,009,100	3,367,094
Raw materials	373,544	282,197
Purchase for future delivery (1)	255,001	386,281
Consumable materials and other items for resale	129,539	121,537
Liquefied petroleum gas – LPG	128,098	112,100
Properties for resale	21,794	22,222
	3,917,076	4,291,431
(1) Refers substantially to ethanol, biodiesel and advances for fuel acquisition.

Movements in the provision for inventory losses are as follows:

Balance as of December 31, 2021	13,078
Addition to provision for adjustment to realizable value	10,028
Reversal of provision for obsolescence and other losses	(1,180)
Balance as of December 31, 2022	21,926
Reversal of provision for obsolescence and other losses	(8,301)
Reversal of provision for adjustment to realizable value	(6,594)
Balance as of December 31, 2023	7,031
Addition to provision for obsolescence and other losses	1,680
Reversal of provision for adjustment to realizable value	(4,791)
Balance as of December 31, 2024	3,920